Eaton Vance Global Natural Resources Fund
Fund Summary Eaton Vance Global Natural Resources Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholders Fees Eaton Vance Global Natural Resources Fund	Class A	Class I
Shareholder Fees Column [Text]	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Global Natural Resources Fund		Class A	Class I
Operating Expenses Column [Text]		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (estimated)		0.31%	0.31%
Total Annual Fund Operating Expenses		1.41%	1.16%
Expense Reimbursement	[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.40%	1.15%
[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 1.15% for Class I shares. This expense reimbursement will continue through June 30, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eaton Vance Global Natural Resources Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A	Class A shares	709	995
Class I	Class I shares	117	367

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and equity-related securities of companies around the world engaged in the development, production or distribution of products or services related to the natural resources sector (the “80% Policy”). For the Fund’s investment purposes, the natural resources sector includes companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The natural resources sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, electricity production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, pipelines and energy transportation, alternative energy sources and environmental services. The Fund will invest in exploration companies as well as in more mature, producing companies . However, the Fund invests primarily in companies with a market capitalization of $1.5 billion or more at time of purchase . Under normal market conditions, the Fund invests at least 40% of its net assets in non-U.S. securities located in developed or emerging market countries, including securities trading in the form of depositary receipts, but may invest an unlimited amount of its assets in such securities. The Fund may invest in exchange traded funds (“ETFs”, including commodity-related ETFs) and other pooled investment vehicles and may lend its securities.

The portfolio manager manages the Fund using a growth at a reasonable price approach that combines a top-down approach to asset and sector allocation with a bottom-up approach to individual stock selection. In selecting stocks, the portfolio manager considers (among other factors) the company’s management; the quality of the company with respect to cost competitiveness, reserve life and/or growth potential; long-term industry prospects; proven ability to develop and produce assets; scalable business models; attractive valuation; and potential for positive reserve, production or earnings surprise. Securities may be sold if the security’s target valuation has been reached, the investment rationale has changed, the absolute return outlook becomes unattractive, or what is believed to be a better investment opportunity is found.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk. Because the Fund will concentrate its investments in the natural resources sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a less concentrated fund.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Global Natural Resources Risk. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resources companies in complying with environmental and safety regulation, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 27, 2012
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Eaton Vance Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Eaton Vance Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund	evgt_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	evgt_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and equity-related securities of companies around the world engaged in the development, production or distribution of products or services related to the natural resources sector (the “80% Policy”). For the Fund’s investment purposes, the natural resources sector includes companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The natural resources sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, electricity production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, pipelines and energy transportation, alternative energy sources and environmental services. The Fund will invest in exploration companies as well as in more mature, producing companies . However, the Fund invests primarily in companies with a market capitalization of $1.5 billion or more at time of purchase . Under normal market conditions, the Fund invests at least 40% of its net assets in non-U.S. securities located in developed or emerging market countries, including securities trading in the form of depositary receipts, but may invest an unlimited amount of its assets in such securities. The Fund may invest in exchange traded funds (“ETFs”, including commodity-related ETFs) and other pooled investment vehicles and may lend its securities.

The portfolio manager manages the Fund using a growth at a reasonable price approach that combines a top-down approach to asset and sector allocation with a bottom-up approach to individual stock selection. In selecting stocks, the portfolio manager considers (among other factors) the company’s management; the quality of the company with respect to cost competitiveness, reserve life and/or growth potential; long-term industry prospects; proven ability to develop and produce assets; scalable business models; attractive valuation; and potential for positive reserve, production or earnings surprise. Securities may be sold if the security’s target valuation has been reached, the investment rationale has changed, the absolute return outlook becomes unattractive, or what is believed to be a better investment opportunity is found.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and equity-related securities of companies around the world engaged in the development, production or distribution of products or services related to the natural resources sector (the “80% Policy”). For the Fund’s investment purposes, the natural resources sector includes companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The natural resources sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, electricity production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, pipelines and energy transportation, alternative energy sources and environmental services. The Fund will invest in exploration companies as well as in more mature, producing companies . However, the Fund invests primarily in companies with a market capitalization of $1.5 billion or more at time of purchase . Under normal market conditions, the Fund invests at least 40% of its net assets in non-U.S. securities located in developed or emerging market countries, including securities trading in the form of depositary receipts, but may invest an unlimited amount of its assets in such securities. The Fund may invest in exchange traded funds (“ETFs”, including commodity-related ETFs) and other pooled investment vehicles and may lend its securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk. Because the Fund will concentrate its investments in the natural resources sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a less concentrated fund.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Global Natural Resources Risk. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resources companies in complying with environmental and safety regulation, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Past Performance	evgt_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Eaton Vance Global Natural Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENRAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	995
Eaton Vance Global Natural Resources Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ENRIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses (estimated)	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	367

[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 1.15% for Class I shares. This expense reimbursement will continue through June 30, 2013. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.